Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2022
Disclosure of Leases [Line Items]
Lease liabilities	$ 1,826	$ 1,772	$ 3,116	$ 3,569
Lease liabilities	1,225	333	1,645	2,278
Lease liabilities	$ 601	1,439	1,471	$ 1,291
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	28.30%
Rental charges	$ 1,434	$ 1,737	$ 1,559